AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS

December 31, 2020

(unaudited)

Principal Amount	General Obligation Bonds (39.9%)	Ratings Moody's, S&P and Fitch	Value	(a)
	City & County (0.4%)
	Englewood, Colorado
$ 1,000,000	5.000%, 12/01/30	NR/AA+/NR	$ 1,279,360

	Metropolitan District (1.4%)
	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series A-1
2,600,000	5.000%, 12/01/25	NR/NR/AA-	2,773,082

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior Series B-1
1,000,000	5.000%, 12/01/25	Aa3/NR/NR	1,215,280
	Total Metropolitan District		3,988,362

	School Districts (37.6%)
	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa2/AA/NR	3,553,830
1,000,000	5.000%, 12/15/25	Aa2/AA/NR	1,232,320
1,435,000	5.000%, 12/15/29	Aa2/AA/NR	1,802,733
1,000,000	5.500%, 12/15/31	Aa2/AA/NR	1,356,810
3,150,000	5.000%, 12/15/32	Aa2/AA/NR	3,901,118

	Adams County, Colorado School District #50
1,000,000	4.000%, 12/01/23	Aa2/AA/NR	1,070,880
3,000,000	4.000%, 12/01/24	Aa2/AA/NR	3,210,810

	Adams & Arapahoe Counties, Colorado Joint School District #28J
4,125,000	5.000%, 12/01/30	Aa2/NR/AA	5,152,043

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA/NR	1,125,224
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,181,880
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,183,670
1,060,000	5.000%, 12/01/28	Aa2/AA/NR	1,292,797
3,895,000	5.000%, 12/01/29	Aa2/AA/NR	4,744,071
1,150,000	5.000%, 12/01/29	Aa2/AA/NR	1,485,927

	Arapahoe County, Colorado School District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,792,325

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa2/NR/NR	1,240,630

	Boulder, Larimer & Weld Counties, Colorado Series A
2,000,000	5.000%, 12/15/24	Aa2/AA+/NR	2,375,280

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School Districts (continued)
	Boulder, Larimer & Weld Counties, Colorado Series C
$ 2,000,000	5.000%, 12/15/28	Aa2/AA+/NR	$ 2,528,540

	Boulder, Larimer & Weld Counties, Colorado, St. Vrain Valley School District RE-1J Series C
1,000,000	5.000%, 12/15/29	Aa2/AA+/NR	1,259,590

	Costilla County, Colorado School District No. R-30 Sierra Grande
2,180,000	5.000%, 12/01/32	Aa2/NR/NR	2,871,867

	Denver, Colorado City & County School District No. 1
3,000,000	4.000%, 12/01/26	Aa1/AA+/AA+	3,100,290
2,000,000	5.000%, 12/01/29	Aa1/AA+/AA+	2,515,100

	Denver, Colorado City & County School District No. 1 Series B
2,000,000	5.000%, 12/01/25	Aa1/AA+/AA+	2,363,920
4,000,000	5.000%, 12/01/27	Aa1/AA+/AA+	4,715,880

	Douglas County, Colorado School District No. RE 1, Douglas & Elbert Counties Series B
3,000,000	5.000%, 12/15/31	Aa1/NR/AA+	3,982,530

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,170,000	5.000%, 12/01/25	Aa2/AA/NR	1,328,652
1,000,000	5.000%, 12/01/29	Aa2/AA/NR	1,254,910

	El Paso County, Colorado School District #2, Harrison
2,000,000	5.000%, 12/01/31	Aa2/AA/NR	2,643,380

	El Paso County, Colorado School District #20 Refunding
1,945,000	4.375%, 12/15/23	Aa2/NR/NR	2,020,272
2,255,000	5.000%, 12/15/29	Aa2/NR/NR	2,832,866
1,250,000	5.000%, 12/15/31	Aa2/NR/NR	1,555,450

	Garfield, Pitkin, & Eagle Counties, Colorado School District #RE-1 Roaring Fork
1,600,000	5.000%, 12/15/27	Aa2/NR/NR	1,960,224

	Jefferson County, Colorado School District #R-1 Refunding
2,225,000	5.000%, 12/15/30	Aa2/AA/NR	2,866,890
1,500,000	5.000%, 12/15/30	Aa2/AA/NR	1,989,180
2,600,000	5.000%, 12/15/31	Aa2/AA/NR	3,432,728
3,000,000	4.000%, 12/15/33	Aa2/AA/NR	3,835,710

	La Plata County, Colorado School District #9-R Durango Refunding
3,000,000	4.500%, 11/01/23	Aa2/NR/NR	3,102,720

Principal Amount	General Obligation Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	School Districts (continued)
	Larimer County, Colorado School District No. R 1 Poudre
$ 1,000,000	5.000%, 12/15/30	Aa2/NR/AA+	$ 1,328,840
800,000	5.000%, 12/15/30	Aa2/NR/NR	1,063,072

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,616,940

	Mesa County, Colorado Valley School District No. 051, Grand Junction Refunding
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,416,190

	Pueblo County, Colorado School District No. 60
2,000,000	5.000%, 12/15/30	Aa2/AA/NR	2,727,460

	San Miguel County, Colorado School District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa2/AA/NR	1,247,875

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	4.000%, 12/01/24	Aa1/NR/NR	2,066,140
2,000,000	5.000%, 12/01/28	Aa1/NR/NR	2,523,060
	Total School Districts		106,852,624

	Water & Sewer (0.5%)
	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,339,785
	Total General Obligation Bonds		113,460,131

	Revenue Bonds (46.8%)
	City & County (1.1%)
	Denver, Colorado City & County COP, Convention Center Expansion Project Series 2018A
1,500,000	5.000%, 06/01/30	Aa2/AA+/AA+	1,801,425

	Grand Junction, Colorado COP
1,000,000	5.000%, 12/01/31	NR/AA-/NR	1,330,600
	Total City & County		3,132,025

	Electric (2.7%)
	Colorado Springs, Colorado Utilities Revenue, Refunding Series A
1,000,000	5.000%, 11/15/27	Aa2/AA+/AA	1,220,930

	Colorado Springs, Colorado Utilities Revenue Refunding Series B
2,600,000	5.000%, 11/15/23	Aa2/AA+/AA	2,834,078

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Electric (continued)
	Colorado Springs, Colorado Utilities Revenue Refunding Series 2020A
$ 500,000	5.000%, 11/15/31	Aa2/AA+/NR	$ 696,385
500,000	5.000%, 11/15/32	Aa2/AA+/NR	691,690
400,000	5.000%, 11/15/33	Aa2/AA+/NR	550,820

	Estes Park, Colorado Power & Communications Enterprise Revenue Refunding & Improvement Series 2019A
1,310,000	5.000%, 11/01/30	NR/A+/NR	1,741,763
	Total Electric		7,735,666

	Higher Education (13.4%)
	Colorado Educational & Cultural Facility Authority, University Corp. Atmosphere Project, Refunding
935,000	5.000%, 09/01/22	A2/A+/NR	937,955

	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	903,381
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	8,060,220

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,221,100

	Colorado School of Mines Institutional Enterprise, Series B
1,845,000	5.000%, 12/01/29	A1/A+/NR	2,293,759

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, Arapahoe Community College, Series 2017A
1,000,000	5.000%, 11/01/30	Aa3/NR/NR	1,263,580

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, System Wide Refunding, Series 2019A
1,110,000	5.000%, 11/01/30	Aa3/NR/NR	1,484,669
1,710,000	5.000%, 11/01/32	Aa3/NR/NR	2,262,484
835,000	5.000%, 11/01/33	Aa3/NR/NR	1,100,087

2,905,000	5.000%, 03/01/26 SHEIP Insured	Aa2/AA/NR	3,445,040
1,250,000	5.000%, 03/01/28 SHEIP Insured	Aa2/AA/NR	1,599,188
2,100,000	5.000%, 03/01/29 SHEIP Insured	Aa2/AA/NR	2,670,801

	University of Colorado Enterprise System, Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	3,103,652
1,165,000	5.000%, 06/01/26 NPFG Insured	Aa1/NR/AA+	1,453,093

	University of Colorado Enterprise System, Series A-1
2,000,000	5.000%, 06/01/28	Aa1/NR/AA+	2,636,060

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Higher Education (continued)
	University of Colorado Enterprise System, Series 2019B
$ 1,000,000	5.000%, 06/01/32	Aa1/NR/AA+	$ 1,326,000
1,000,000	5.000%, 06/01/33	Aa1/NR/AA+	1,319,290

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
1,000,000	5.000%, 06/01/25 SHEIP Insured	Aa2/AA/NR	1,153,320
	Total Higher Education		38,233,679

	Hospital (0.5%)
	Colorado Health Facilities Authority, Sanford
1,000,000	5.000%, 11/01/30 Series 2019A	NR/A+/A+	1,309,960

	Lease (12.2%)
	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,393,109

	Colorado State BEST COP Series K
3,500,000	5.000%, 03/15/30	Aa2/AA-/NR	4,389,980
2,500,000	5.000%, 03/15/31	Aa2/AA-/NR	3,125,125

	Colorado State BEST COP Series M
2,000,000	5.000%, 03/15/31	Aa2/AA-/NR	2,570,360

	Colorado State Building Excellent Schools Today COP
500,000	5.000%, 03/15/32 Series 2020 R	Aa2/AA-/NR	671,790

	Colorado State COP Rural Colorado
3,000,000	5.000%, 12/15/31 Series 2020 A	Aa2/AA-/NR	4,151,550
2,695,000	4.000%, 12/15/34 Series 2020 A	Aa2/AA-/NR	3,370,286

	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	2,121,339

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,311,707

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,837,638

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,677,832

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,210,390

	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	3,070,186

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Lease (continued)
	South Suburban Park and Recreation District, Colorado COP
$ 1,000,000	5.000%, 12/15/31	NR/AA-/NR	$ 1,299,750

	Thompson School District No R2-J (Larimer, Weld And Boulder Counties, Colorado COP, Series 2014
750,000	4.500%, 12/01/26	Aa3/NR/NR	861,165

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A2/AA/NR	1,484,144
	Total Lease		34,546,351

	Sales Tax (2.6%)
	Boulder, Colorado General Fund Capital Improvement Projects
2,235,000	4.000%, 10/01/25	Aa1/AAA/NR	2,378,174

	Broomfield, Colorado Sales & Use Tax
1,000,000	5.000%, 12/01/30	Aa3/NR/NR	1,275,500

	City of Fruita, Colorado Sales & Use Tax
1,110,000	4.000%, 10/01/33	NR/AA-/NR	1,300,964

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/26 BAMAC Insured	Aa3/AA/NR	1,205,660

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/AA-/NR	1,168,949
	Total Sales Tax		7,329,247

	Transportation (3.5%)
	E-470 Public Highway Authority, Colorado Senior Revenue
2,515,000	5.000%, 09/01/36	A2/A/NR	3,326,842

	Regional Transportation District, Colorado COP, Series A
2,000,000	5.000%, 06/01/26	A1/AA-/AA-	2,345,120

	Regional Transportation District, Colorado Sales Tax Refunding, Fastracks Project Series 2013A
3,000,000	5.000%, 11/01/32	Aa2/AA+/AA	4,326,600
	Total Transportation		9,998,562

	Water & Sewer (10.8%)
	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,564,715
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,204,294

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water & Sewer (continued)
	Broomfield, Colorado Sewer and Waste Water
$ 1,975,000	4.000%, 12/01/21 AGMC Insured	Aa3/NR/NR	$ 2,043,414
1,550,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,687,222

	Broomfield, Colorado Water Activity Enterprise
3,385,000	5.000%, 12/01/21	Aa3/NR/NR	3,532,857

	Central Weld County, Colorado Water District
300,000	4.000%, 12/01/31 AGMC Insured	NR/AA/NR	379,068
250,000	4.000%, 12/01/32 AGMC Insured	NR/AA/NR	312,888
200,000	4.000%, 12/01/33 AGMC Insured	NR/AA/NR	249,372

	Colorado Water Resource & Power Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,131,035

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding, Series B
1,000,000	4.000%, 12/15/22	Aaa/AAA/AAA	1,036,220

	Denver, Colorado City and County Board Water Commissioners, Series B
850,000	5.000%, 09/15/29	Aaa/AAA/AAA	1,096,738

	East Cherry Creek Water & Sanitation District Arapahoe County Water Revenue Activity Enterprise Refunding, Series 2020
1,085,000	5.000%, 11/15/32	NR/AA-/NR	1,446,370

	Firestone, Colorado Water Enterprise, Series 2020
750,000	5.000%, 12/01/32 BAMAC Insured	NR/AA/NR	1,021,523

	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	2,126,851

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,567,872

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	5.000%, 11/01/22 AGMC Insured	A2/AA+/NR	1,062,800
1,125,000	4.000%, 11/01/32	NR/AA+/NR	1,403,933
1,000,000	4.000%, 11/01/33	NR/AA+/NR	1,240,600

	St. Vrain, Colorado Sanitation District Wastewater Revenue Refunding and Improvement Bonds, Series 2020
800,000	4.000%, 12/01/31	NR/AA/NR	1,004,896

	Thornton, Colorado Water Enterprise Revenue, Series 2013
1,970,000	4.000%, 12/01/24	Aa2/AA/NR	2,185,006

Principal Amount	Revenue Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Water & Sewer (continued)
	Upper Eagle Regional Water Authority, Eagle County, Colorado Refunding and Improvement
$ 500,000	4.000%, 12/01/32 AGMC Insured	NR/AA/NR	$ 626,300

	Woodmoor, Colorado Water & Sanitation District #1 Enterprise
2,570,000	4.500%, 12/01/26	NR/AA-/NR	2,661,312
	Total Water & Sewer		30,585,286
	Total Revenue Bonds		132,870,776

	Pre-Refunded Bonds (9.5%)††
	Pre-Refunded General Obligation Bonds (1.0%)
	Metropolitan Districts (0.6%)
	Meridian Metropolitan District, Colorado Refunding Series A
1,645,000	4.500%, 12/01/23	NR/A-/A	1,706,967

	School Districts (0.4%)
	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/27	Aa2/NR/NR	1,231,050
	Total Pre-Refunded General Obligation Bonds		2,938,017

	Pre-Refunded Revenue Bonds (8.5%)
	Electric (0.4%)
	Colorado Springs, Colorado Utilities Revenue, Series C-2
1,060,000	5.000%, 11/15/23	Aa2/AA+/AA	1,155,506

	Higher Education (4.2%)
	Colorado State Board of Governors University Enterprise System, Series A
2,300,000	5.000%, 03/01/25 SHEIP Insured	Aa2/AA/NR	2,429,007

	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa1/NR/AA+	1,474,915

	University of Colorado Enterprise System, Series A
2,000,000	4.750%, 06/01/27	Aa1/NR/AA+	2,037,780

	University of Northern Colorado Greeley Institutional Enterprise Refunding, SHEIP, Series A
2,810,000	5.000%, 06/01/26 SHEIP Insured	Aa2/AA/NR	2,865,357
2,940,000	5.000%, 06/01/28 SHEIP Insured	Aa2/AA/NR	2,997,918
	Total Higher Education		11,804,977

	Lease (2.4%)
	Colorado State BEST COP Series G
3,000,000	4.250%, 03/15/23	Aa2/AA-/NR	3,024,330

	Colorado State BEST COP Series H
3,490,000	4.000%, 03/15/26	Aa2/AA-/NR	3,650,715
	Total Lease		6,675,045

Principal Amount	Pre-Refunded Bonds (continued)	Ratings Moody's, S&P and Fitch	Value	(a)
	Pre-Refunded General Obligation Bonds (continued)
	Sales Tax (1.5%)
	Castle Rock, Colorado Sales & Use Tax
$ 1,015,000	4.000%, 06/01/25	Aa3/AA/NR	$ 1,107,253

	Grand Junction, Colorado General Fund
1,900,000	5.000%, 03/01/23	NR/AA/NR	1,960,857

	Pueblo, Colorado Urban Renewal Authority, Refunding & Improvement, Series B
1,250,000	5.250%, 12/01/28	A2/A/NR	1,307,313
	Total Sales Tax		4,375,423
	Total Pre-Refunded Revenue Bonds		24,010,951
	Total Pre-Refunded Bonds		26,948,968
	Total Municipal Bonds (cost $256,557,021)		273,279,875

Shares	Short-Term Investment (3.5%)

9,960,928	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.03%** (cost $9,960,928)	Aaa-mf/AAAm/NR	9,960,928

	Total Investments (cost $266,517,949-note b)	99.7%	283,240,803
	Other assets less liabilities	0.3	877,199
	Net Assets	100.0%	$ 284,118,002

		Percent of
	Portfolio Distribution By Quality Rating	Investments †
	Aaa of Moody's or AAA of S&P or Fitch	2.1%
	Prerefunded bonds ††	9.9
	Aa of Moody's or AA of S&P or Fitch	80.3
	A of Moody's or S&P or Fitch	7.7
		100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

**	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS

December 31, 2020

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At December 31, 2020, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $266,487,615 amounted to $16,753,188, which consisted of aggregate gross unrealized appreciation of $16,753,188 and aggregate gross unrealized depreciation of $0.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 –	Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –	Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –	Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of December 31, 2020:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$9,960,928
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	273,279,875
Level 3 – Significant Unobservable Inputs	-
Total	$283,240,803

+ See schedule of investments for a detailed listing of securities.